Share-based compensation - Additional information (Details) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended
	Mar. 31, 2021 shares individual	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2022 USD ($) shares component	Sep. 30, 2021 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of components of share based compensation plan | component				5
Share-based compensation | $		$ 1,000	$ 745	$ 3,624	$ 1,662
Number of options granted (in shares)				168,588	115,969
Senior Executive
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares)	63,992
Number of individuals granted with excess options | individual	6
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding (in shares)		0	0	0	0